CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)		2 Months Ended	3 Months Ended
		Mar. 31, 2021	Mar. 31, 2022
Formation and operating costs		$ 7,786	$ 3,821,215
Loss from operations		(7,786)	(3,821,215)
Unrealized gain on investments held in Trust Account			51,285
Change in fair value of Forward Purchase and Backstop Securities		0	(591,310)
Net loss		(7,786)	(4,361,240)
Deemed dividend - Forward Purchase and Backstop Securities			(225,000)
Net loss attributable to ordinary shareholders		$ (7,786)	$ (4,586,240)
Weighted average shares outstanding, basic			23,000,000
Weighted average shares outstanding, diluted			23,000,000
Class A ordinary shares
Weighted average shares outstanding, basic			23,000,000
Weighted average shares outstanding, diluted		5,000,000	23,000,000
Basic net loss per ordinary share		$ 0	$ (0.16)
Diluted net loss per ordinary share		$ 0.00	$ (0.16)
Class B ordinary shares
Weighted average shares outstanding, basic		5,000,000	5,750,000
Weighted average shares outstanding, diluted		5,000,000	5,750,000
Basic net loss per ordinary share	[1]	$ 0.00	$ (0.16)
Diluted net loss per ordinary share	[1]	$ 0.00	$ (0.16)

[1]	For the period from February 5, 2021 (inception) through March 31, 2021, 750,000 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter are excluded from the basic and diluted weighted average shares outstanding, Class B ordinary shares (see Note 5). The underwriters exercised their over-allotment option in full on August 12, 2021; thus, no ordinary shares remain subject to forfeiture (see Note 6).